Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of Assumptions Used To Determine Fair Value of Market-Based RSUs and RSAs
The key assumptions used to determine the fair value of these Sponsor RSUs and Sponsor RSAs were as follows:

Risk-free interest rate	1.6%
Expected price volatility	50.0%
Cost of equity	23.6%
Expected term (years)	5
Fair value of Class A Common stock	$10.00

Schedule of Total Stock-Based Compensation Expense
We recorded the following total stock-based compensation expense (in thousands):

	Successor		Predecessor
	Year Ended December 31, 2023	Period from January 27, 2022 through December 31, 2022	Period from January 1, 2022 through January 26, 2022
Stock-based compensation expense	$21,235	$55,512	$23,705

Performance Period*	Fixed Amount	Tier 1 Amount*	Tier 2 Amount*	Tier 3 Amount*	Total maximum Payment per Performance Period
Dec. 31, 2022**	$3,333	$—	$—	$—	$3,333
Dec. 31, 2023	3,333	2,833	—	—	6,166
Dec. 31, 2024	3,334	2,833	3,187	—	9,354
Dec. 31, 2025	—	2,834	3,188	6,375	12,397
	$10,000	$8,500	$6,375	$6,375	$31,250
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*If the Tier 1 Amount is not achieved in the first Performance Period but is achieved in the second Performance Period, the Tier 1 Amount for the first Performance Period shall be paid out at the end of the second Performance Period and if achieved in the third Performance period the full amount will be paid at the end of the third Performance Period. If the Tier 2 Amount is not achieved in the second Performance Period but is achieved in the third Performance Period, the Tier 2 Amount will be paid at the end of the third Performance Period. If the Tier 2 Amount or the Tier 3 Amount is achieved in the first Performance Period, such Tier Amounts shall be paid as noted in the table above. Amounts earned are payable within 60 days of the end of each performance period.
**    On March 1, 2023, we issued 0.4 million shares of Class A Common stock with an aggregate fair value of $1.7 million, net of shares withheld for taxes, on the date of settlement, to settle the first Fixed Amount of $3.3 million.

Schedule of RSU Activity
The following summarizes RSU activity:

	Shares (in thousands)	Weighted-Average Grant Date Fair Value per Share
Unvested as of December 31, 2022 (Successor)	5,463	$9.83
Granted	4,480	$3.04
Vested	(3,106)	$8.99
Forfeited	(2,414)	$6.40
Unvested as of December 31, 2023 (Successor)	4,423	$5.41